Schedule of Results and Pro-Forma information of equity investments (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Balance Sheet
Total current assets	$ 3,643,566		$ 3,643,566		$ 2,904,436
Total current liabilities	5,421,344		5,421,344		7,278,170
Sales	4,893,758	3,930,503	13,315,944	8,937,818
Net loss	(98,730)	(2,499,703)	(4,459,204)	(3,611,312)
Betazone
Balance Sheet
Total current assets	9,768		9,768		124,462
Total current liabilities	264,199		264,199		131,672
Sales			29,534	315,346
Net loss			(229,323)	(102,047)
Unrecorded share of net loss			$ 103,195